7. BORROWINGS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Borrowings Details Narrative
Interest expense on securities sold under agreements to repurchase	$ 56	$ 64
Available lines of credit	152,500
Federal home loan bank advances	$ 161,300	$ 166,900